The Gabelli Utility Trust

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 81.9%
	ENERGY AND UTILITIES — 66.5%
	Alternative Energy — 0.9%
400	Landis+Gyr Group AG	$27,678
39,350	NextEra Energy Partners LP	1,692,050
13,000	Ormat Technologies Inc., New York	879,580
7,000	Siemens Gamesa Renewable Energy SA	106,000
500	SolarEdge Technologies Inc.†	40,940
1,000	Vestas Wind Systems A/S	81,636

		2,827,884

	Diversified Industrial — 0.4%
2,000	AECOM†	59,700
2,000	Alstom SA	84,129
2,000	AZZ Inc.	56,240
11,000	Bouygues SA	324,164
90,000	General Electric Co.	714,600
900	Sulzer AG	57,132

		1,295,965

	Electric Integrated — 40.9%
24,000	ALLETE Inc.	1,456,320
88,200	Alliant Energy Corp.	4,259,178
18,150	Ameren Corp.	1,321,865
55,950	American Electric Power Co. Inc.	4,474,881
3,000	Atlantica Yield plc	66,900
58,000	Avangrid Inc.	2,539,240
28,000	Avista Corp.	1,189,720
1,000	Badger Meter Inc.	53,600
33,000	Black Hills Corp.	2,112,990
2,000	CenterPoint Energy Inc.	30,900
83,150	CMS Energy Corp.	4,885,063
47,500	Dominion Energy Inc.	3,429,025
17,950	DTE Energy Co.	1,704,711
74,700	Duke Energy Corp.	6,041,736
76,000	Edison International	4,164,040
150,000	El Paso Electric Co.	10,194,000
5,000	Emera Inc.	197,186
4,125	Entergy Corp.	387,626
138,500	Evergy Inc.	7,624,425
120,200	Eversource Energy	9,400,842
67,000	FirstEnergy Corp.	2,684,690
62,000	Hawaiian Electric Industries Inc.	2,669,100
1,800	IDACORP Inc.	158,022
60,000	MGE Energy Inc.	3,928,200
53,000	NextEra Energy Inc.	12,752,860
48,000	NiSource Inc.	1,198,560
70,000	NorthWestern Corp.	4,188,100
184,000	OGE Energy Corp.	5,654,320
47,000	Otter Tail Corp.	2,089,620
14,000	PG&E Corp.†	125,860
62,904	PNM Resources Inc.	2,390,352

Shares		Market Value
1,000	Portland General Electric Co.	$47,940
1,000	PPL Corp.	24,680
32,100	Public Service Enterprise Group Inc.	1,441,611
350	Roper Technologies Inc.	109,133
800	Sempra Energy	90,392
2,900	The Southern Co.	157,006
17,000	Unitil Corp.	889,440
129,700	WEC Energy Group Inc.	11,430,461
151,000	Xcel Energy Inc.	9,105,300

		126,669,895

	Electric Transmission and Distribution — 2.0%
38,000	Consolidated Edison Inc.	2,964,000
66,100	Exelon Corp.	2,433,141
75,703	Iberdrola SA	750,100

		6,147,241

	Environmental Services — 0.3%
4,000	Evoqua Water Technologies Corp.†	44,840
3,000	Fluidra SA†	28,190
2,000	Pentair plc	59,520
3,000	Suez	30,691
700	Tetra Tech Inc.	49,434
30,000	Veolia Environnement SA	644,370

		857,045

	Equipment and Supplies — 0.1%
250	Capstone Turbine Corp.†	300
500	Danaher Corp.	69,205
12,000	Mueller Industries Inc.	287,280
2,500	Rexnord Corp.	56,675
500	Valmont Industries Inc.	52,990

		466,450

	Global Utilities — 2.8%
8,000	Chubu Electric Power Co. Inc.	113,425
7,000	EDP - Energias de Portugal SA	28,241
133,000	Electric Power Development Co. Ltd.	2,694,015
33,000	Endesa SA	708,625
300,000	Enel SpA	2,097,386
500,000	Hera SpA	1,802,140
15,000	Hokkaido Electric Power Co. Inc.	65,287
12,000	Hokuriku Electric Power Co.	84,483
3,000	Huaneng Power International Inc., ADR	43,200
41,000	Korea Electric Power Corp., ADR†	309,550
15,000	Kyushu Electric Power Co. Inc.	121,228
8,000	Shikoku Electric Power Co. Inc.	63,539
8,000	The Chugoku Electric Power Co. Inc.	112,197
20,000	The Kansai Electric Power Co. Inc.	223,855
13,000	Tohoku Electric Power Co. Inc.	125,859

		8,593,030

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The Gabelli Utility Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Merchant Energy — 1.1%
258,000	The AES Corp.(a)	$3,508,800

	Natural Gas Integrated — 3.1%
15,000	Devon Energy Corp.	103,650
125,000	Energy Transfer LP	575,000
90,000	Kinder Morgan Inc.	1,252,800
110,600	National Fuel Gas Co.	4,124,274
160,000	ONEOK Inc.	3,489,600

		9,545,324

	Natural Gas Utilities — 6.7%
63,000	AltaGas Canada Inc.	1,499,680
25,800	Atmos Energy Corp.	2,560,134
25,500	Chesapeake Utilities Corp.	2,185,605
30,262	Corning Natural Gas Holding Corp.	502,198
14,000	Engie SA	145,327
70,066	National Grid plc, ADR	4,082,746
30,000	ONE Gas Inc.	2,508,600
18,000	RGC Resources Inc.	520,740
91,700	Southwest Gas Holdings Inc.	6,378,652
3,300	Spire Inc.	245,784
2,000	UGI Corp.	53,340

		20,682,806

	Natural Resources — 1.0%
5,000	Apache Corp.	20,900
25,000	California Resources Corp.†	25,000
55,000	Cameco Corp.	420,200
25,000	CNX Resources Corp.†	133,000
32,000	Compania de Minas Buenaventura SAA, ADR	233,280
5,025	CONSOL Energy Inc.†	18,542
50,000	Exxon Mobil Corp.	1,898,500
3,500	Hess Corp.	116,550
400	Linde plc	69,200
7,000	Occidental Petroleum Corp.	81,060
3,000	Royal Dutch Shell plc, Cl. A, ADR	104,670

		3,120,902

	Services — 1.1%
24,000	ABB Ltd., ADR	414,240
100,000	Enbridge Inc.	2,909,000
13,000	Sunoco LP	203,320
200	Weatherford International plc†	1,190

		3,527,750

	Water — 6.1%
27,000	American States Water Co.	2,206,980
26,500	American Water Works Co. Inc.	3,168,340
24,200	Artesian Resources Corp., Cl. A	904,596
34,000	California Water Service Group	1,710,880
27,000	Essential Utilities Inc.	1,098,900

Shares		Market Value
43,200	Middlesex Water Co.	$2,597,184
160,000	Severn Trent plc	4,531,170
38,500	SJW Group	2,224,145
10,000	The York Water Co.	434,600

		18,876,795

	TOTAL ENERGY AND UTILITIES	206,119,887

	COMMUNICATIONS — 12.8%
	Cable and Satellite — 3.5%
3,000	Charter Communications Inc., Cl. A†	1,308,930
20,000	Cogeco Inc.	1,234,705
68,000	DISH Network Corp., Cl. A†	1,359,320
10,000	EchoStar Corp., Cl. A†	319,700
300,000	ITV plc	246,010
42,421	Liberty Global plc, Cl. A†	700,371
108,771	Liberty Global plc, Cl. C†	1,708,792
12,500	Liberty Latin America Ltd., Cl. A†	131,500
21,500	Liberty Latin America Ltd., Cl. C†	220,590
10,000	Rogers Communications Inc., Cl. B	415,300
100,000	Telenet Group Holding NV	3,026,359

		10,671,577

	Communications Equipment — 0.1%
14,000	Furukawa Electric Co. Ltd.	255,847

	Telecommunications — 5.6%
75,000	AT&T Inc.	2,186,250
6,000	BCE Inc., New York	245,160
6,047	BCE Inc., Toronto.	248,059
100,000	BT Group plc, Cl. A	146,443
136,002	CenturyLink Inc.	1,286,579
106,000	Cincinnati Bell Inc.†	1,551,840
5,000	Cogeco Communications Inc.	339,196
65,000	Deutsche Telekom AG	846,928
43,000	Deutsche Telekom AG, ADR†	556,420
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	33
40,038	Internap Corp.†	1,241
70,000	Nippon Telegraph & Telephone Corp.	1,676,680
1,000	Orange Belgium SA	17,690
2,000	Orange SA, ADR.	24,160
11,800	Orascom Investment Holding, GDR†	614
30,000	Pharol SGPS SA†	2,256
4,000	Proximus SA	92,070
2,000	PT Indosat Tbk†	191
115,000	Sistema PJSC FC, GDR	381,800
17,000	SoftBank Group Corp.	598,893
1,350	Tele2 AB, Cl. B	18,205
20,000	Telefonica Deutschland Holding AG	49,829
85,000	Telekom Austria AG	595,291
1,200	Telesites SAB de CV†	786
10,000	T-Mobile US Inc.†	839,000

2

The Gabelli Utility Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
250,000	VEON Ltd., ADR	$377,500
100,000	Verizon Communications Inc.	5,373,000

		17,456,114

	Wireless Communications — 3.6%
2,500	America Movil SAB de CV, Cl. L, ADR	29,450
2,000	China Mobile Ltd., ADR	75,340
2,000	China Unicom Hong Kong Ltd., ADR	11,760
95,000	Millicom International Cellular SA, SDR	2,685,051
1,154	Mobile Telesystems PJSC	4,395
7,250	Mobile TeleSystems PJSC, ADR	55,100
100,000	NTT DOCOMO Inc.	3,140,665
2,000	SK Telecom Co. Ltd., ADR	32,540
400	SmarTone Telecommunications Holdings Ltd.	235
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	279,000
55,000	United States Cellular Corp.†	1,610,950
240,000	Vodafone Group plc, ADR	3,304,800

		11,229,286

	TOTAL COMMUNICATIONS	39,612,824

	OTHER — 2.4%
	Aerospace — 0.3%
200,000	Rolls-Royce Holdings plc	846,117

	Agriculture — 0.0%
3,000	Cadiz Inc.†	35,010

	Diversified Industrial — 0.0%
1,000	Macquarie Infrastructure Corp.	25,250

	Electronics — 0.4%
700	Hubbell Inc.	80,318
20,000	Sony Corp., ADR	1,183,600

		1,263,918

	Entertainment — 0.3%
50,000	Vivendi SA	1,076,707

	Financial Services — 0.4%
40,000	GAM Holding AG†	75,886
22,000	Kinnevik AB, Cl. A	366,943
50,000	Kinnevik AB, Cl. B	834,466

		1,277,295

	Machinery — 0.4%
165,000	CNH Industrial NV	925,650
1,500	Flowserve Corp.	35,835
8,000	Mueller Water Products Inc., Cl. A	64,080
1,000	Xylem Inc.	65,130

		1,090,695

Shares		Market Value

	Specialty Chemicals — 0.0%
400	Air Products & Chemicals Inc.	$79,844

	Transportation — 0.6%
28,500	GATX Corp.	1,782,960

	TOTAL OTHER.	7,477,796

	INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.2%
	Electric Integrated — 0.2%
20,000	NRG Energy Inc.	545,200

	TOTAL COMMON STOCKS	253,755,707

	MANDATORY CONVERTIBLE SECURITIES (b) — 0.0%
	Energy and Utilities — 0.0%
4,203	Corning Natural Gas Holding Corp., 4.800%, Ser. B, 09/30/26	88,263

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
16,000	Bharti Airtel Ltd., expire 11/30/20†(c)	93,440

	ENERGY AND UTILITIES — 0.0%
	Services — 0.0%
1,425	Weatherford International plc, expire 12/13/23†	399

	TOTAL WARRANTS.	93,839

Principal Amount

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
$30,000	Mueller Industries Inc., 6.000%, 03/01/27	27,331

	U.S. GOVERNMENT OBLIGATIONS — 18.1%
56,020,000	U.S. Treasury Bills, 0.019% to 1.613%††, 04/02/20 to 10/01/20(d)	56,007,008

	TOTAL INVESTMENTS — 100.0% (Cost $312,653,727)	$309,972,148

(a)	Securities, or a portion thereof, with a value of $1,700,000 are reserved and/or pledged with the custodian for current or potential holdings of swaps.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

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The Gabelli Utility Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	At March 31, 2020, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt GDR Global Depositary Receipt SDR Swedish Depositary Receipt

As of March 31, 2020, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value		Upfront Payments/ Receipts	Unrealized Depreciation
Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	The Goldman Sachs Group, Inc.	1 month	06/26/2020	$525,658		$(102,815)	—	$(102,815)

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS									$(102,815)

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